Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	88,000,000	88,000,000
Ordinary shares, shares issued	21,660,010	21,660,010
Ordinary shares, shares outstanding	19,896,326	19,439,218
Treasury shares	1,763,684	2,220,792